Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use asset

Figures in million – SA rand	Notes	2025	2024	2023
Balance at beginning of the year		156	560	279
Additions and modifications		510	10	164
Right-of-use assets acquired on acquisition of subsidiaries	16	—	3	297
Assets derecognised with deemed disposal of interest in joint operation		—	—	(2)
Impairment of right-of-use assets - mining assets	10	(16)	(60)	—
Depreciation		(110)	(109)	(210)
Transfers and other movements		—	(244)	15
Foreign currency translation		(8)	(4)	17
Balance at end of the year		532	156	560